Description of Business and Organization - Summary of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 5,230,100	$ 630,000	$ 619,200
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Goodwill	5,851,300
Restatement Adjustment [Member]
Business Acquisition [Line Items]
Goodwill	(621,200)
Tim Hortons [Member]
Business Acquisition [Line Items]
Total current assets	654,900
Property and equipment	1,673,000
Tim Hortons Brand	7,255,000
Other intangible assets	564,300
Goodwill	4,640,000
Other assets	146,200
Value of assets	14,933,400
Accounts and drafts payable	228,200
Advertising fund liabilities	49,700
Other accrued liabilities	223,000
Total debt and capital lease obligations	1,346,000
Other liabilities, net	375,300
Deferred income taxes, net	1,415,200
Total liabilities	3,637,400
NONCONTROLLING INTEREST	1,100
Tim Hortons [Member] | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Total current assets	640,700
Property and equipment	1,778,000
Tim Hortons Brand	6,236,900
Other intangible assets	580,700
Goodwill	5,263,200
Other assets	92,500
Value of assets	14,592,000
Accounts and drafts payable	228,200
Advertising fund liabilities	49,700
Other accrued liabilities	222,300
Total debt and capital lease obligations	1,233,800
Other liabilities, net	310,300
Deferred income taxes, net	1,251,700
Total liabilities	3,296,000
NONCONTROLLING INTEREST	1,100
Tim Hortons [Member] | Restatement Adjustment [Member]
Business Acquisition [Line Items]
Total current assets	14,200
Property and equipment	(105,000)
Tim Hortons Brand	1,018,100
Other intangible assets	(16,400)
Goodwill	(623,200)
Other assets	53,700
Value of assets	341,400
Other accrued liabilities	700
Total debt and capital lease obligations	112,200
Other liabilities, net	65,000
Deferred income taxes, net	163,500
Total liabilities	$ 341,400